Vanguard Target Retirement 2060 Fund

Schedule of Investments (unaudited)
As of June 30, 2019

		Market
		Value
	Shares	($000)
Investment Companies (100.1%)
U.S. Stock Fund (54.1%)
Vanguard Total Stock Market Index Fund Investor Shares	30,251,845	2,208,687

International Stock Fund (36.0%)
Vanguard Total International Stock Index Fund Investor Shares	86,669,519	1,467,315

U.S. Bond Fund (7.0%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	26,263,279	286,007

International Bond Fund (3.0%)
Vanguard Total International Bond Index Fund Investor Shares	10,669,560	122,060
Total Investment Companies (Cost $3,573,244)		4,084,069
Temporary Cash Investment (0.1%)
Money Market Fund (0.1%)
1 Vanguard Market Liquidity Fund, 2.499% (Cost $2,463)	24,625	2,463
Total Investments (100.2%) (Cost $3,575,707)		4,086,532
Other Assets and Liabilities-Net (-0.2%)		(7,886)
Net Assets (100%)		4,078,646
1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York
Stock Exchange (generally 4 p.m., Eastern Time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the
Schedule of Investments.

At June 30, 2019, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

Target Retirement 2060 Fund

C. Transactions during the period in affiliated underlying Vanguard funds were as follows:

					Current Period Transactions
	Sept.		Proceeds	Net			Capital	June 30,
	30, 2018		from	Realized	Change in		Gain	2019
	Market	Purchases	Securities	Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss)	App.(Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard
Market
Liquidity
Fund	578	NA1	NA1	(1)	—	33	—	2,463
Vanguard
Total Bond
Market II
Index Fund	230,347	92,828	50,893	(661)	14,386	5,387	—	286,007
Vanguard
Total
International
Bond
Index Fund	94,517	25,531	3,401	—	5,413	2,646	—	122,060
Vanguard
Total
International
Stock
Index Fund	1,161,838	327,181	3,096	—	(18,608)	31,269	—	1,467,315
Vanguard
Total Stock
Market
Index Fund	1,750,277	430,755	7,812	—	35,467	25,868	—	2,208,687

Total	3,237,557	876,295	65,202	(662)	36,658	65,203	—	4,086,532
1 Not applicable—purchases and sales are for temporary cash investment purposes.